PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
U.S.
Change in projected benefit obligations
Projected benefit obligations at beginning of year	$ 1,161.1	$ 1,004.8
Service cost	0.4	0.4
Interest cost	45.8	47.9
Actuarial (gain) loss	(58.3)	145.6
Plan transfers		21.4
Benefits paid	(60.1)	(59.0)
Projected benefit obligations at end of year	1,088.9	1,161.1
Accumulated benefit obligations at end of year	1,088.9	1,161.1
Int'l
Change in projected benefit obligations
Projected benefit obligations at beginning of year	737.1	642.8
Service cost	13.8	12.9
Interest cost	17.3	23.8
Participant contribution	3.1	4.0
Amendments	(0.7)	(7.2)
Actuarial (gain) loss	(1.4)	166.1
Plan transfers	2.5
Benefits paid	(19.0)	(22.3)
Curtailments	(2.7)	(7.6)
Settlements	(13.3)	(2.2)
Foreign currency translation	(62.0)	(73.2)
Projected benefit obligations at end of year	674.7	737.1
Accumulated benefit obligations at end of year	625.4	693.9
U.S. Postretirement Health Benefits
Change in projected benefit obligations
Projected benefit obligations at beginning of year	8.0	9.1
Interest cost	0.2	0.3
Participant contribution	0.8	1.1
Actuarial (gain) loss	(1.4)	0.3
Benefits paid	(1.7)	(2.8)
Projected benefit obligations at end of year	$ 5.9	$ 8.0